Cover	12 Months Ended
Jan. 31, 2021 shares
Cover [Abstract]
Entity Registrant Name	BETTERLIFE PHARMA INC.
Entity Central Index Key	0001464165
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Annual Report on Form 20-F of BetterLife Pharma Inc. for the year ended January 31, 2021, originally filed with the Securities and Exchange Commission on June 1, 2021 (the "Original Filing"), is being filed solely to include the XBRL files, which were omitted from the Original Filing.
Entity Voluntary Filers	No
Current Fiscal Year End Date	--01-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Jan. 31, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Common Stock Shares Outstanding	51,445,842
Document Annual Report	true
Document Transition Report	false
Entity Interactive Data Current	No
Document Shell Company Report	false